Segment Reporting, including Geographic Area Data and Major Customers - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010 Person	Dec. 31, 2009 Person
Segment Reporting Information [Line Items]
Entity-wide revenue, major customer, number	1	1	1
Entity-wide revenue, major customer, amount	$ 210.9	$ 221.0	$ 217.7
Percentage of total revenues, by major customer	11.70%	12.90%	12.00%